Subsequent Events (Details)	May 04, 2018 USD ($)	May 23, 2017 USD ($)	May 08, 2017 USD ($)	Jun. 28, 2019 USD ($)	Jun. 28, 2019 CNY (¥)	Mar. 31, 2019 USD ($)	May 04, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	May 23, 2017 CNY (¥)	May 08, 2017 CNY (¥)
Subsequent Events (Textual)
Loan agreement amount						$ 1,039,578		$ 1,494,887
Industrial Bank Co., Ltd [Member]
Subsequent Events (Textual)
Loan agreement amount	$ 1,039,578		$ 1,113,214			1,039,578		1,113,214
Due date	Apr. 21, 2019		May 07, 2018
Industrial Bank Co., Ltd [Member] | RMB [Member]
Subsequent Events (Textual)
Loan agreement amount | ¥							¥ 7,000,000			¥ 7,000,000
Postal Saving Bank of China [Member]
Subsequent Events (Textual)
Loan agreement amount		$ 380,000						$ 381,673
Due date		May 22, 2020
Postal Saving Bank of China [Member] | RMB [Member]
Subsequent Events (Textual)
Loan agreement amount | ¥									¥ 2,400,000
Postal Saving Bank of China [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Loan agreement amount				$ 581,844
Interest rate				5.66%	5.66%
Postal Saving Bank of China [Member] | Subsequent Event [Member] | RMB [Member]
Subsequent Events (Textual)
Loan agreement amount | ¥					¥ 4,000,000